Other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Deferred income	€ 513	€ 5,519
Other financial liabilities	34	32
Miscellaneous liabilities	125	88
OTHER LIABILITIES	671	5,639
Less non-current portion	(79)	(116)
CURRENT PORTION	€ 592	€ 5,523